Fuller & Thaler Behavioral Small-Mid Core Equity Fund
SUMMARY SECTION FULLER & THALER BEHAVIORAL SMALL – MID CORE EQUITY FUND
Investment Objective
The Fuller & Thaler Behavioral Small–Mid Core Equity Fund (the "Small-Mid Core Equity Fund" or the "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Small – Mid Core Equity Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations of this Prospectus. More information about these and other discounts is available from your financial intermediary and as described under "CLASSES OF SHARES" in this Prospectus. No initial sales charge is assessed on aggregated purchases of $1 million or more in all Fuller & Thaler Funds. You are also eligible for a discount on Class A sales charges beginning with a minimum purchase of $50,000. The Fund also permits you to reduce the front-end sales charge you pay on Class A Shares by exercising your Rights of Accumulation or Letter of Intent privileges with respect to your investments in Fuller & Thaler Funds, as described under "CLASSES OF SHARES – A Shares" in this Prospectus.

Shareholder Fees (fees paid directly from your investments
Shareholder Fees - Fuller & Thaler Behavioral Small-Mid Core Equity Fund	A Shares [1]	Investor Shares [1]	Institutional Shares	R6 Shares [1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	1.00%	none	none	none
[1]	The Fund's A Shares, Investor Shares and R6 shares have been approved by the Trust's Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund's A Shares, Investor Shares, and R6 Shares will be registered and offered for sale at a later date.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Fuller & Thaler Behavioral Small-Mid Core Equity Fund		A Shares [1]	Investor Shares [1]	Institutional Shares	R6 Shares [1]
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	none	none
Other Expenses	[2]	1.62%	1.57%	1.57%	1.37%
Acquired Fund Fees and Expenses		none	none	none	none
Total Annual Fund Operating Expenses		2.67%	2.62%	2.37%	2.17%
Expense Reductions	[3]	(1.41%)	(1.41%)	(1.42%)	(1.32%)
Total Annual Fund Operating Expenses After Expense Reductions	[3]	1.26%	1.21%	0.95%	0.85%
[1]	The Fund's A Shares, Investor Shares and R6 shares have been approved by the Trust's Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund's A Shares, Investor Shares, and R6 Shares will be registered and offered for sale at a later date.
[2]	Because the Fund is new and has no operating history, "Other Expenses" for all share classes are based on estimated expenses for the current fiscal year.
[3]	The Fund's investment adviser, Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler" or the "Adviser") has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.26%, 1.21%, 0.95% and 0.85% for A Shares, Investor Shares Institutional Shares and R6 Shares, respectively, of the Fund's average daily net assets through January 31, 2020. The expense limitation does not apply to: (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund's business; and (v) indirect expenses such as acquired fund fees and expenses. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the "Trust") is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.

Example:

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - Fuller & Thaler Behavioral Small-Mid Core Equity Fund - USD ($)	One Year	Three Years
A Shares	696	1,230
Investor Shares	123	680
Institutional Shares	97	603
R6 Shares	87	552

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund's investment performance. The Fund is typically expected to have a portfolio turnover rate of less than 80%. Since the Fund has yet to commence operations, no portfolio turnover information is available for its most recently completed fiscal year.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small to medium capitalization companies based in the U.S. ("80% Policy"). The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy. The Fund considers a company to be based in the U.S. if it is publicly traded in the U.S. and it satisfies one or more of the following additional criteria: it is incorporated in the U.S., it is headquartered in the U.S., its reported assets are primarily located in the U.S., or it derives the majority of its revenue from the U.S. The Fund defines small/mid-cap companies as companies whose market capitalizations are generally in the bottom 30% of total market capitalization or companies whose market capitalizations are smaller than the largest company in the Russell 2500® Index, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Adviser. Under the Adviser's market capitalization guidelines described above, based on market capitalization data as of September 30, 2018, the market capitalization of a small- or mid-cap company would be $30.12 billion or below. This dollar amount will change due to market conditions. The size of the companies included in the Russell 2500® Index will change as a result of market conditions and reconstitution of the Index.

The Fund seeks to achieve its investment objective by building a diversified portfolio of U.S. stocks in a disciplined process that applies the proprietary research of Fuller & Thaler, the Fund's investment adviser, on the behavioral biases of other investors. Fuller & Thaler's investment process is based on decades of research into behavioral finance. Behavioral finance is the study of how investors actually behave, as opposed to how they should behave, when making investment decisions. Professional investors are human, and like all humans, they make mistakes. Investors make mistakes because they have emotions, use imperfect rules of thumb, and have priorities beyond risk and return. Fuller & Thaler's process identifies and exploits those mistakes. The Adviser's analysis includes making educated predictions of when other investors – the "market" – have likely made a behavioral mistake, and in turn, have created a buying opportunity. There are two kinds of mistakes that produce buying opportunities: over-reaction and under-reaction. Investors may over-react to bad news and losses (e.g., panic) that may present opportunities in typically value-oriented stocks, or they may under-react to good news (e.g., not pay attention) that may present opportunities in typically growth-oriented stocks. At the individual stock level, Fuller & Thaler searches for events related to insider buying, earnings announcements, and other news that suggest these types of investor misbehavior (over-reaction or under-reaction) and draws from its more than 20 years of experience in analyzing events that suggest investor misbehavior. If these behaviors are present, Fuller & Thaler then proceeds to its fundamental analysis of the company. In summary, if an investor mistake is likely and the company has solid fundamentals, the portfolio managers buy the stock. The portfolio managers generally sell when they believe investor misbehavior has reversed or the firm's fundamentals deteriorate. There is no set length of time that the Fund expects to hold a particular security. The Fund seeks to deliver similar risk characteristics to the Russell 2500® Index.

The Fund may invest a portion of its assets in real estate investment trusts ("REITs"), Business Development Companies (BDCs), and Exchange Traded Funds (ETFs) whose investment characteristics are consistent with the Fund's principal investment strategy. REITs are pooled investment vehicles that generally invest in income-producing real estate or real estate-related loans or interests. The Fund will generally invest in liquid REITs that are included in the Russell 2500®, the Fund's benchmark index. A BDC is a form of unregistered closed-end investment company that typically invests in small and mid-sized businesses to help such companies grow in the initial stages of their development. An ETF is a marketable security that typically tracks a stock index or other basket of assets. Although similar in many ways, ETFs differ from mutual funds because ETF shares trade like common stock on an exchange, with a fluctuating price throughout the day as shares are bought and sold.

The Fund may also lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy.

The Fund will concentrate its investments in a particular sector by investing greater than 25% of the Fund's total assets in such sector when its Behavioral Strategy indicates that such concentration would be appropriate from an investment perspective. The Fund does not have a pre-conceived intention to invest in any particular sector. The Fund typically expects to hold from 25 to 100 positions, with individual position sizes typically ranging up to 7% of the Fund's net assets.

Principal Investment Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below (in alphabetical order).

Please see "Additional Information Regarding Principal Risks" in the Fund's prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Behavioral Strategy Risk. When taking investment positions, Fuller & Thaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, Fuller & Thaler generally focuses on certain markers of possible under- and over-reaction. Securities identified using this type of strategy may perform differently from the market as a whole based on the following: the criteria used in the analysis; whether the criteria used are successful in predicting investor behavior; the weight placed on each criteria; and changes in the criteria's historical trends.The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security's value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that Fuller & Thaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

BDC Risk. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises ("Portfolio Companies"). Investments in smaller and developing Portfolio Companies involve a greater risk of loss due to their youth and limited track records and are more susceptible to competition and economic and market changes due to limited products and market shares. Because Portfolio Companies may have limited capital resources, there is also a greater risk of default on fixed income securities issued and non-payment of dividends on any preferred and common stock issued. Investments in Portfolio Companies typically have limited liquidity. A BDC may use leverage (e.g. borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC's net asset value ("NAV") to decline or if related interest charges exceed investment income. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their NAVs or an active market may not develop for their shares.

ETF Risk. The Fund is subject to the performance of the ETFs in which it invests for the portion of the Fund's assets that are so invested. Because the Fund invests its assets in shares of ETFs, the Fund indirectly owns the investments made by such ETFs. By investing in the Fund, you therefore indirectly assume the same types of risks as investing directly in such ETFs. The Fund's investment performance is affected by the ETF's investment performance. In addition, the Fund's risks include the Underlying ETF's principal risks.

Equity Securities Risk. Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

Fee Layering Risk. When the Fund invests in another investment company such as a business development company or an ETF, the Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur additional expenses, some of which are duplicative of the Fund's own operational expenses.

Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser's perception of the underlying companies' growth potentials may be wrong, or the securities purchased may not perform as expected.

Investment Company Risk. The Investment Company Act of 1940, as amended (the "1940 Act") and the Internal Revenue Code ("IRC") impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as a registered investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund's management.

Market Risk. The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Mid-Cap Company Risk. Mid-cap companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are younger and have a more limited track record than larger companies. Their securities may trade less frequently and in more limited volume than those of more mature companies making them more volatile and more difficult to buy or sell at an acceptable price. These companies may also lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

New Fund Risk. The Fund has no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust's Board of Trustees may determine to liquidate the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

Adverse changes in the real estate markets may affect the value of REIT and other real estate-related investments.

Sector Risk. The Adviser may allocate more of the Fund's investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Securities Lending Risk. The Fund may make secured loans of its portfolio securities in an amount not exceeding 33 ⅓% of the value of the Fund's total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund's ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically will invest the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund's securities lending transactions will result in investment leverage. The Fund bears the risk that the value of the investments made with collateral may decline.

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies.

Value Investing Risk. The determination that a security is undervalued is subjective. The market may not agree with the Adviser's determination and the security's price may not rise to what the Adviser believes is its full fair value.

Performance Information

Annual return information will be incorporated once the Fund has operated for a full calendar year. This performance information will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Visit www.fullerthalerfunds.com for current performance information.